Selling Expenses - Summary Of Selling Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of selling expenses [line items]
Depreciation and amortisation	€ 7,895	€ 10,144	€ 11,709
Commissions to sales representatives	7,503	5,403	8,393
Advertising expenses	5,576	4,837	7,145
Covid-19 rent concessions	(1,515)	(1,799)
Total	121,631	84,518	105,250
Selling expenses [member]
Disclosure of selling expenses [line items]
Shipping and handling costs	54,672	28,749	35,513
Labour costs	24,241	20,077	23,782
Depreciation and amortisation	11,819	12,441	11,805
Customs duties	10,614	6,958	9,261
Commissions to sales representatives	7,503	5,403	8,393
Advertising expenses	5,576	4,837	7,145
Utilities	2,668	2,149	2,457
Insurance costs	1,293	1,421	1,291
Impairment of non-financial assets	1,188	2,450
Fairs	807	591	1,864
Samples	687	582	519
Leases	607	483	649
COVID-19 government grants	(299)	(1,534)
Covid-19 rent concessions	(1,515)	(1,799)
Other	1,770	1,710	2,571
Total	€ 121,631	€ 84,518	€ 105,250